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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002
                                                --------------

Check here if Amendment [  ]; Amendment Number: ____
         This Amendment [Check only one.]:  [  ] is a restatement
                                            [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:                BVF Inc.
                --------------------------------------------------
Address:             227 West Monroe Street, Suite 4800
                --------------------------------------------------
                     Chicago, Illinois  60606
                --------------------------------------------------

Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     Mark N. Lampert
                    -----------------------------------------------------
Title:                    President
                    -----------------------------------------------------
Phone:                    (312) 263-7777
                    -----------------------------------------------------


Signature, Place and Date of Signing:


                      /s/ Mark N. Lampert  San Francisco, California     8/14/02
                    --------------------- ---------------------------- ---------
                          [Signature]           [City, State]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).


                                   Page 1 of 3

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[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                                 1
                                                        ------------------------
Form 13F Information Table Entry Total:                           28
                                                        ------------------------
Form 13F Information Table Value Total:                         168,022
                                                        ------------------------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number           Name
     1                  28-6770           BVF Partners L.P.
   -----                   ----           ------------------------------

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                                    FORM 13F

                      Name of Reporting Manager: BVF Inc.


                                                                          COLUMN 5:
                         COLUMN 2:                 COLUMN 4:   -------------------------------    COLUMN 6:    COLUMN 7:
      COLUMN 1:          TITLE OF    COLUMN 3:      VALUE                    SH/        PUT/     INVESTMENT     OTHER
    NAME OF ISSUER        CLASS        CUSIP       (X$1000)    SHRS PRN      PRN        CALL     DISCRETION    MANAGERS
----------------------  ----------   ----------   ----------   ---------   --------   --------   ----------   ----------
Aclara Biosciences
  Inc.                   Com         00461P106          64        37,000      Sh                  Defined         1
Advanced Magnetics
  Inc.                   Com         00753P103       4,475     1,190,233      Sh                  Defined         1
AMGEN, Inc.              Com         031162100       5,928       141,548      Sh                  Defined         1
Applied Molecular
  Evolution              Com         03823E108       9,361     1,619,592      Sh                  Defined         1
Arena Pharmaceuticals
  Inc.                   Com         040047102      47,159     5,614,120      Sh                  Defined         1
Atherogenics Inc.        Com         047439104      27,631     3,853,670      Sh                  Defined         1
Autoimmune Inc.          Com         052776101       2,297     3,589,097      Sh                  Defined         1
Biocryst
  Pharmaceuticals,
  Inc.                   Com         09058V103       1,854     2,130,900      Sh                  Defined         1
Cortech Inc.             Com New     22051J308       2,463       762,466      Sh                  Defined         1
Corvas Int'l Inc.        Com         221005101       9,594     4,462,229      Sh                  Defined         1
DOV Pharmaceutical
  Inc.                   Com         259858108       8,402     2,049,300      Sh                  Defined         1
Epimmune Inc.            Com         29425Y101         179       105,700      Sh                  Defined         1
Essential Therapeutics
  Inc.                   Com         29669A108         896       524,007      Sh                  Defined         1
Flamel Technologies      Sponsored
  S.A.                   ADR         338488109       1,924     1,250,000      Sh                  Defined         1
Icos Corp.               Com         449295104         324        19,100      Sh                  Defined         1
Immunogen Inc.           Com         45253H101         442       164,200      Sh                  Defined         1
Insmed Inc.              Com         457669208       1,796     1,283,000      Sh                  Defined         1
Johnson & Johnson        Com         478160104         235         4,500      Sh                  Defined         1
Kosan Biosciences Inc.   Com         50064W107         928       106,600      Sh                  Defined         1
Neurogen Corp.           Com         64124E106      12,329     1,054,649      Sh                  Defined         1
Paradigm Genetics Inc.   Com         69900R106         259       186,600      Sh                  Defined         1
Pharmacyclics Inc.       Com         716933106       2,362       532,050      Sh                  Defined         1
Repligen Corp.           Com         759916109       8,025     3,550,700      Sh                  Defined         1
Synaptic
  Pharmaceutical Corp.   Com         87156R109      10,523     1,798,883      Sh                  Defined         1
3-Dimensional
  Pharmaceutical         Com         88554W104       4,239       952,525      Sh                  Defined         1
Viropharma Inc.          Com         928241108          28        19,500      Sh                  Defined         1
Zonagen Inc.             Com         98975L108         699       466,200      Sh                  Defined         1
Johnson & Johnson        Com         478160104       3,606        69,000               Put        Defined         1
CUMULATIVE TOTAL                                   168,022


                                      (SEC USE ONLY)
                                    -------------------

                               COLUMN 8: VOTING
                                   AUTHORITY
                        -------------------------------
      COLUMN 1:
    NAME OF ISSUER        SOLE       SHARED      NONE
----------------------  ---------   --------   --------
Aclara Biosciences
  Inc.                     37,000
Advanced Magnetics
  Inc.                  1,190,233
AMGEN, Inc.               141,548
Applied Molecular
  Evolution             1,619,592
Arena Pharmaceuticals
  Inc.                  5,614,120
Atherogenics Inc.       3,853,670
Autoimmune Inc.         3,589,097
Biocryst
  Pharmaceuticals,
  Inc.                  2,130,900
Cortech Inc.              762,466
Corvas Int'l Inc.       4,462,229
DOV Pharmaceutical
  Inc.                  2,049,300
Epimmune Inc.             105,700
Essential Therapeutics
  Inc.                    524,007
Flamel Technologies
  S.A.                  1,250,000
Icos Corp.                 19,100
Immunogen Inc.            164,200
Insmed Inc.             1,283,000
Johnson & Johnson           4,500
Kosan Biosciences Inc.    106,600
Neurogen Corp.          1,054,649
Paradigm Genetics Inc.    186,600
Pharmacyclics Inc.        532,050
Repligen Corp.          3,550,700
Synaptic
  Pharmaceutical Corp.  1,798,883
3-Dimensional
  Pharmaceutical          952,525
Viropharma Inc.            19,500
Zonagen Inc.              466,200
Johnson & Johnson
CUMULATIVE TOTAL
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